COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Loss Contingencies [Line Items]
Amount obliged for funding	$ 138
Payment for obliged amount under the agreement	$ 215
Oblged amount payable period	2 years
Subsequent Event [Member]
Loss Contingencies [Line Items]
Amount obliged for funding		$ 75